Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.99%	9.21%	(7.82%)	5.49%	2.51%